Filed with the Securities and Exchange Commission on October 27, 1998

                                                       Registration No. 33-90686

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                          POST-EFFECTIVE AMENDMENT NO 4
                                       on
                                    Form S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.       Exact name of trust:      Variable Account B

B.       Name of depositor:        American International Life Assurance
                                   Company of New York

C.        Complete address of depositor's principal executive offices:
         80 Pine Street, New York, NY  10005

D.        Name and address of agent for service:
         Robert Liguori, Senior Vice President and General Counsel American International Life Assurance Company of New York 80 Pine Street
         New York, NY  10005

         COPIES TO:
         Michael Berenson, Esq.               Florence Davis, Esq.
         Jorden Burt Boros Cicchetti          American International Group, Inc.
         Berenson & Johnson, LLP             70 Pine Street
         Suite 400 East                       New York, NY  10270
         1025 Thomas Jefferson Street, NW
         Washington, DC  20007-0805

         It is proposed that this filing will become effective:

       X   immediately upon filing pursuant to paragraph (b) of Rule 485

     _____ on ______________ pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _____ on ______________ pursuant to paragraph (a)(1) of Rule 485

         If appropriate, check the following box:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Individual and Group Flexible Premium Variable Universal Life Insurance Policies.

F. Proposed maximum aggregate offering price to the public of the securities being registered: N/A

G.   Amount of Filing Fee: N/A

                        CROSS REFERENCE TO ITEMS REQUIRED

                                 BY FORM N-8B-2


N-8B-2 Item                      Caption in Prospectus

1                                The Company, The Separate Account
2                                The Company
3                                Not Applicable
4                                Distribution of the Policy
5                                The Separate Account
6(a)                             Not Applicable
6(b)                             Not Applicable
9                                Legal Proceedings
10                               The Policy
11                               The Separate Account, The Funds and
                                 the Investment Advisers
12                               The Separate Account, The Funds and
                                 the Investment Advisers
13                               Charges and Deductions
14                               The Policy
15                               The Separate Account
16                               The Separate Account, The Funds and
                                 the Investment Advisers
17                               The Policy
18                               The Policy
19                               Not Applicable
20                               Not Applicable
21                               Not Applicable
22                               Not Applicable
23                               Not Applicable
24                               Not Applicable
25                               The Company
26                               Not Applicable
27                               The Company
28                               The Company
29                               The Company
30                               The Company
31                               Not Applicable
32                               Not Applicable
33                               Not Applicable
34                               Not Applicable
35                               The Company
37                               Not Applicable
38                               Distribution of the Policy
39                               Distribution of the Policy
40                               Not Applicable
41(a)                            Distribution of the Policy
42                               Not Applicable
43                               Not Applicable
44                               The Policy
45                               Not Applicable
46                               The Policy
47                               Not Applicable
48                               Not Applicable
49                               Not Applicable
50                               Not Applicable
51                               The Company, The Policy
52                               The Funds and the Investment Advisers
53                               Tax Considerations
54                               Financial Statements
55                               Not Applicable

Part I - Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998, as amended by the filings under Rule 497(e) on June 11, 1998 and June 19, 1998.

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

         American International Life Assurance Company represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

         Under its Bylaws, the Company, to the full extent permitted by Delaware law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

         The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The  facing sheet.

     The  Prospectus consisting of 53 pages.

          Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998, as amended by the filings under Rule 497(e) on June 11, 1998 and June 19, 1998.

     The undertaking to file reports.

     Representation.

     The signatures.

     Written consents of the following persons:
                  Kenneth D. Walma
                  Michael Burns
                  Jorden Burt Boros Cicchetti Berenson & Johnson LLP Coopers & Lybrand
                  Powers of Attorney

     Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998.


The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

     1. Certificate of Resolution for American International Life Insurance Company of New York, dated June 5, 1986, authorizing the issuance and sale of variable life contracts.

     2.   N/A

     3.   Principal  Underwriter's Agreement between American International Life
          Insurance  Company  of  New  York  and  American   International  Fund
          Distributors, dated August 15, 1989;

     4.   N/A

     5.   (a)  Form  of  Flexible   Premium   Variable  Life  Insurance   Policy
               (2VUL1294NY)

          (b)  Form  of   Certificate   of   Group   Variable   Universal   Life
               (2VUL1294NY-C)

          (c)  Form of Group Variable Universal Life Policy (2VUL1294NY-G)

     6. (a) American International Life Insurance Company of New York By-Laws (as amended on 3/25/75);

          (b) Charter of American International Life Insurance Company of New York, dated March 5, 1962;

          (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated February 4, 1972;

          (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated January 18, 1985;

          (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated June 1, 1987;

          (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated March 22, 1989;

          (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated June 27, 1991;

     7.   N/A

     8.   N/A.

     9.   N/A.

     10.  (a)  Form of Life Insurance Application  (24APP0396NY)

          (b)  Form of Supplemental Application (2VULSUP1294NY)

     11. Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998.


B.   Opinion and Consent of Counsel

     Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998.

C.   Opinion and Consent of Actuary

     Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998.

D.   Consent of Independent Certified Public Accountants

     Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998.

E.   Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP

     Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on Form S-6 (File No. 33-90686), dated May 1, 1998.

F.   Memorandum Regarding Administrative Procedures

                                INDEX TO EXHIBITS

EXHIBIT

     A. Certificate of Resolution for American International Life Assurance Company of New York, dated June 5, 1986, authorizing the issuance and sale of variable life contracts.

     B.   Principal  Underwriter's Agreement between American International Life
          Assurance  Company  of  New  York  and  American   International  Fund
          Distributors, dated August 15, 1989;

     C.   (1)  Form  of  Flexible   Premium   Variable  Life  Insurance   Policy
               (2VUL1294NY)

          (2)  Form  of   Certificate   of   Group   Variable   Universal   Life
               (2VUL1294NY-C)

          (3)  Form of Group Variable Universal Life Policy (2VUL1294NY-G)

     D. (1) American International Life Insurance Company of New York By-Laws (as amended on 3/25/75);

          (2) Charter of American International Life Insurance Company of New York, dated March 5, 1962;

          (3) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated February 4, 1972;

          (4) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated January 18, 1985;

          (5) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated June 1, 1987;

          (6) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated March 22, 1989;

          (7) Certificate of Amendment of the Certificate of Incorporation of American International Life Insurance Company of New York, dated June 27, 1991;


     E.   (1)  Form of Life Insurance Application  (24APP0396NY)

          (2)  Form of Supplemental Application (2VULSUP1294NY)

     F.   Memorandum Regarding Administrative Procedures